Marketable Securities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of period	$ 83,575	$ 177,945
Increase in fair value	41,003	5,756
Disposals during the year		(100,126)
Fair value and carrying value at balance sheet date	$ 124,578	$ 83,575